PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,896,319	$ 2,896,319	$ 1,864,975
Less - Accumulated depreciation and amortization	(1,865,127)	(1,384,826)	(857,848)
Property and equipment, net	1,031,192	1,511,493	1,007,127
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,559,986	2,559,986	1,611,513
Computer/ Office Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	187,337	187,337	117,429
Furniture, Fixtures and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	73,734	73,734	23,526
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 75,262	$ 75,262	$ 112,507